                                      CNA
                                 CAPITAL SELECT
                                    VARIABLE
                                    ANNUITY


================================================================================

                                        ANNUAL REPORT

                                        ISSUED BY THE
                                        VALLEY FORGE
                                        LIFE INSURANCE COMPANY,
                                        ONE OF THE CNA
                                        COMPANIES




                                        DECEMER 31, 1999







CNA
FOR ALL THE COMMITMENTS YOU MAKE

--------------------------------------------------------------------------------

February 24, 2000
--------------------------------------------------------------------------------
Dear Contractholder:

    This Annual Report includes the statements of assets and liabilities as of December 31, 1999, statements of operations for the year then ended, statements of changes in net assets for the two years ended December 31, 1999 and the Independent Auditors' Report thereon for each of the subaccounts available through your CNA Capital Select(R) Variable Annuity contract/policy.*

    These subaccounts are managed by widely recognized portfolio managers such as Federated, Fidelity, Fred Alger, MFS and others. It's worth noting that during 1999, CNA added Janus to this list of popular portfolio managers when we made six Janus portfolios available to you and other contractowners.

    In addition to performance information, a full list of the subaccounts currently available (complete with information detailing the total shares and market value held by CNA Capital Select VA contract owners in aggregate), contractual information about the separate accounts, and other notes of interest.

    Your CNA Capital Select Variable Annuity ("Contract") is issued by Valley Forge Life Insurance Company, one of the CNA companies.

    For more than a century, CNA has been helping people across America meet their insurance and financial needs. We hope that your CNA Capital Select Variable Annuity - with its multiple investment options, tax deferral and penalty - free access provisions** -- will continue to help you meet your needs, as well.

    To that end, I encourage you to read the enclosed annual report fully. If you have questions, please contact your CNA representative. Or call our administrative offices, toll-free, at 1-800-827-2621.

    Thanks again for doing business with CNA.

David M. Chermow

David M. Chernow
Senior Vice President & Chief Operating Officer
CNA Investment Products

   * Although guaranteed-interest options are available in connection with CNA Capital Select Variable Annuity, financial reports regarding these fixed-interest funds are not included in this report.

  ** It's important to remember that taxes will be due to the extent that any earnings are withdrawn. And, in certain circumstances, withdrawals prior to age 59 1/2 can result in government-imposed penalties and other charges. Actual investment performance results will vary, and you may have a gain or loss when you withdraw your money.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                            FIDELITY
                                    FEDERATED    FEDERATED     FEDERATED       FIDELITY      ASSET       FIDELITY      FIDELITY
                                   PRIME MONEY    UTILITY     HIGH INCOME    EQUITY-INCOME  MANAGER      INDEX 500    CONTRAFUND
        DECEMBER 31, 1999            FUND II      FUND II     BOND FUND II     PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value
    (See Supplemental cost
    information below)             $29,703,202   $3,355,716    $4,861,406     $8,012,656   $5,992,679   $24,349,701   $11,949,857
                                   -----------   ----------    ----------     ----------   ----------   -----------   -----------
TOTAL ASSETS                       29,703,202     3,355,716     4,861,406      8,012,656    5,992,679    24,349,701    11,949,857
                                   -----------   ----------    ----------     ----------   ----------   -----------   -----------
LIABILITIES:
  Payable for fund withdrawals
    and surrenders                    (34,878)     (107,868)       (4,173)       (51,065)    (105,715)      (94,018)     (120,178)
                                   -----------   ----------    ----------     ----------   ----------   -----------   -----------
TOTAL LIABILITIES                     (34,878)     (107,868)       (4,173)       (51,065)    (105,715)      (94,018)     (120,178)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                         $29,668,324   $3,247,848    $4,857,233     $7,961,591   $5,886,964   $24,255,683   $11,829,679
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost:            $29,668,324   $3,262,612    $5,061,507     $7,724,362   $5,835,260   $20,734,923   $ 9,927,803
=================================================================================================================================

                                                              JANUS                                            JANUS
                                            VAN ECK           ASPEN            JANUS           JANUS           ASPEN
                                            EMERGING         CAPITAL           ASPEN           ASPEN         FLEXIBLE
                                            MARKETS        APPRECIATION        GROWTH         BALANCED        INCOME
            DECEMBER 31, 1999                 FUND          PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (See
    Supplemental cost information below)   $1,085,079       $8,222,654       $2,866,575      $3,580,814      $260,415
                                           ----------       ----------       ----------      ----------      --------
TOTAL ASSETS                                1,085,079        8,222,654        2,866,575       3,580,814       260,415
                                           ----------       ----------       ----------      ----------      --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                 (1,990)         --                  (863)         --           (54,538)
                                           ----------       ----------       ----------      ----------      --------
TOTAL LIABILITIES                              (1,990)         --                  (863)         --           (54,538)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $1,083,089       $8,222,654       $2,865,712      $3,580,814      $205,877
======================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost:                    $  621,316       $6,460,434       $2,564,139      $3,357,450      $202,939
======================================================================================================================

                                                JANUS            JANUS
                                                ASPEN            ASPEN
                                            INTERNATIONAL      WORLD WIDE
                                               GROWTH            GROWTH
            DECEMBER 31, 1999                 PORTFOLIO        PORTFOLIO
------------------------------------------  -----------------------------
ASSETS:
  Investments, at market value (See
    Supplemental cost information below)      $724,430         $2,733,573
                                              --------         ----------
TOTAL ASSETS                                   724,430          2,733,573
                                              --------         ----------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     (91)               (78)
                                              --------         ----------
TOTAL LIABILITIES                                  (91)               (78)
------------------------------------------
NET ASSETS                                    $724,339         $2,733,495
==========================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost:                       $618,384         $2,394,255
==========================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      THE ALGER                       THE ALGER                                  MFS
       AMERICAN          THE ALGER     AMERICAN        MFS                      GROWTH        MFS          MFS         SOGEN
        SMALL            AMERICAN       MIDCAP      EMERGING        MFS          WITH       LIMITED       TOTAL       OVERSEAS
    CAPITALIZATION        GROWTH        GROWTH       GROWTH       RESEARCH      INCOME      MATURITY      RETURN      VARIABLE
      PORTFOLIO          PORTFOLIO    PORTFOLIO      SERIES        SERIES       SERIES       SERIES       SERIES        FUND
-------------------------------------------------------------------------------------------------------------------------------
      $3,931,611        $19,149,543   $3,883,853   $10,768,176   $4,694,705   $5,275,194   $2,127,072   $5,011,714   $3,323,165
      ----------        -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
       3,931,611         19,149,543    3,883,853    10,768,176    4,694,705    5,275,194    2,127,072    5,011,714    3,323,165
      ----------        -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
         --                 (25,509)     (20,216)      --           (33,341)     (42,329)    (142,042)    (151,324)      --
      ----------        -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
         --                 (25,509)     (20,216)      --           (33,341)     (42,329)    (142,042)    (151,324)      --
-------------------------------------------------------------------------------------------------------------------------------
      $3,931,611        $19,124,034   $3,863,637   $10,768,176   $4,661,364   $5,232,865   $1,985,030   $4,860,390   $3,323,165
===============================================================================================================================
      $2,998,780        $16,042,433   $3,187,774   $ 7,168,784   $3,838,648   $4,985,879   $2,034,696   $4,927,674   $2,632,373
===============================================================================================================================

      VAN ECK
     WORLDWIDE
       HARD
      ASSETS
       FUND
---  ---------
     $410,436
     --------
      410,436
     --------
      (46,638)
     --------
      (46,638)
---
     $363,798
===
     $328,321
===

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                               FIDELITY
                                       FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                      PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
FOR THE YEAR ENDED DECEMBER 31, 1999    FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                     $706,558     $149,669     $ 304,785       $216,369      $180,618    $  190,903   $  161,610
                                       --------     --------     ---------       --------      --------    ----------   ----------
                                        706,558      149,669       304,785        216,369       180,618       190,903      161,610
                                       --------     --------     ---------       --------      --------    ----------   ----------
Expenses:
   Mortality and expense risk and
     administration charges             218,056       36,756        52,594         91,915        47,651       236,504       99,358
                                       --------     --------     ---------       --------      --------    ----------   ----------
                                        218,056       36,756        52,594         91,915        47,651       236,504       99,358
                                       --------     --------     ---------       --------      --------    ----------   ----------
      NET INVESTMENT INCOME (LOSS)      488,502      112,913       252,191        124,454       132,967       (45,601)      62,252
                                       --------     --------     ---------       --------      --------    ----------   ----------
Investment gains and (losses):
   Net realized gains (losses)            -           10,509      (126,349)        27,187        45,050     1,086,783      251,862
   Net unrealized gains (losses)          -          (89,449)     (183,228)        37,873       315,175     2,357,042    1,425,059
                                       --------     --------     ---------       --------      --------    ----------   ----------
      NET REALIZED AND UNREALIZED
        INVESTMENT GAINS (LOSSES)         -          (78,940)     (309,577)        65,060       360,225     3,443,825    1,676,921
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $488,502     $ 33,973     $ (57,386)      $189,514      $493,192    $3,398,224   $1,739,173
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------

                                                     JANUS                                     JANUS          JANUS         JANUS
                                      VAN ECK        ASPEN          JANUS        JANUS         ASPEN          ASPEN         ASPEN
                                      EMERGING      CAPITAL         ASPEN        ASPEN       FLEXIBLE     INTERNATIONAL   WORLD WIDE
                                      MARKETS     APPRECIATION     GROWTH      BALANCED       INCOME         GROWTH         GROWTH
FOR THE YEAR ENDED DECEMBER 31, 1999    FUND       PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                       -             -             -            -              -             -              -
                                      --------     ----------     --------     --------     -----------    ----------      --------
                                         -             -             -            -              -             -              -
                                      --------     ----------     --------     --------     -----------    ----------      --------
Expenses:
   Mortality and expense risk and
     administration charges           $ 8,211      $   19,876     $  5,105     $  4,713     $       324    $      664      $  3,010
                                      --------     ----------     --------     --------     -----------    ----------      --------
                                        8,211          19,876        5,105        4,713             324           664         3,010
                                      --------     ----------     --------     --------     -----------    ----------      --------
      NET INVESTMENT INCOME (LOSS)     (8,211)        (19,876)      (5,105)      (4,713)           (324)         (664)       (3,010)
                                      --------     ----------     --------     --------     -----------    ----------      --------
Investment gains and (losses):
   Net realized gains (losses)        (10,144)         17,638        3,441           41            (829)        1,668           157
   Net unrealized gains (losses)      526,239       1,762,220      301,573      223,364           2,938       105,955       339,240
                                      --------     ----------     --------     --------     -----------    ----------      --------
      NET REALIZED AND UNREALIZED
        INVESTMENT GAINS (LOSSES)     516,095       1,779,858      305,014      223,405           2,109       107,623       339,397
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $507,884     $1,759,982     $299,909     $218,692     $     1,785    $  106,959      $336,387
====================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       THE ALGER                   THE ALGER                             MFS                                         VAN ECK
        AMERICAN      THE ALGER    AMERICAN       MFS                   GROWTH      MFS         MFS       SOGEN     WORLDWIDE
         SMALL         AMERICAN     MIDCAP      EMERGING      MFS        WITH     LIMITED      TOTAL     OVERSEAS     HARD
     CAPITALIZATION     GROWTH      GROWTH       GROWTH     RESEARCH    INCOME    MATURITY    RETURN     VARIABLE    ASSETS
       PORTFOLIO      PORTFOLIO    PORTFOLIO     SERIES      SERIES     SERIES     SERIES     SERIES       FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------
       $  240,850     $  958,176   $220,841        -        $32,893    $ 23,662   $112,682   $ 143,153   $ 34,501   $  2,253
       ----------     ----------   --------    ----------   --------   --------   --------   ---------   --------   --------
          240,850        958,176    220,841        -         32,893      23,662   112,682      143,153     34,501      2,253
       ----------     ----------   --------    ----------   --------   --------   --------   ---------   --------   --------
           31,029        161,061     29,020    $   70,170    43,888      56,667   $23,473       51,054     37,217      2,921
       ----------     ----------   --------    ----------   --------   --------   --------   ---------   --------   --------
           31,029        161,061     29,020        70,170    43,888      56,667    23,473       51,054     37,217      2,921
       ----------     ----------   --------    ----------   --------   --------   --------   ---------   --------   --------
          209,821        797,115    191,821       (70,170)  (10,995)    (33,005)   89,209       92,099     (2,716)      (668)
       ----------     ----------   --------    ----------   --------   --------   --------   ---------   --------   --------
          (27,093)       335,913     21,690       245,537   107,121     122,217    (6,655)      14,997    140,440     (1,568)
          904,672      2,287,237    529,227     3,087,888   655,276      47,625   (25,526)    (127,595)   796,693     49,925
       ----------     ----------   --------    ----------   --------   --------   --------   ---------   --------   --------
          877,579      2,623,150    550,917     3,333,425   762,397     169,842   (32,181)    (112,598)   937,133     48,357
-----------------------------------------------------------------------------------------------------------------------------
       $1,087,400     $3,420,265   $742,738    $3,263,255   $751,402   $136,837   $57,028    $ (20,499)  $934,417   $ 47,689
=============================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       FEDERATED     FEDERATED     FEDERATED       FIDELITY
                                      PRIME MONEY     UTILITY     HIGH INCOME    EQUITY-INCOME
FOR THE YEAR ENDED DECEMBER 31, 1999    FUND II       FUND II     BOND FUND II     PORTFOLIO
----------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)        $    488,502   $  112,913    $  252,191     $  124,454
  Net realized and unrealized gains
    (losses)                               --           (78,940)     (309,577)        65,060
                                      ------------   ----------    ----------     ----------
    Change in net assets resulting
      from operations                      488,502       33,973       (57,386)       189,514
                                      ------------   ----------    ----------     ----------
From capital transactions:
  Net premiums/deposits                 33,173,793      831,090     1,266,165      2,220,476
  Death benefits                           --          (159,614)     (191,732)       (58,842)
  Surrenders                            (1,163,352)     (29,199)     (116,987)      (310,647)
  Withdrawals                             (335,752)     (50,907)      (83,712)      (131,986)
  Transfers into (out of) subaccounts,
    net -- Note 1
                                        (8,057,071)     928,843       874,120      1,788,608
                                      ------------   ----------    ----------     ----------
    Change in net assets resulting
      from capital transactions         23,617,618    1,520,213     1,747,854      3,507,609
                                      ------------   ----------    ----------     ----------
Increase in net assets                  24,106,120    1,554,186     1,690,468      3,697,123
Net assets at beginning of period        5,562,204    1,693,662     3,166,765      4,264,468
                                      ------------   ----------    ----------     ----------
NET ASSETS AT END OF PERIOD           $ 29,668,324   $3,247,848    $4,857,233     $7,961,591
----------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                              $       1.00   $    14.35    $    10.24     $    25.71
==============================================================================================
UNITS OUTSTANDING AT END OF PERIOD      29,668,324      226,331       474,339        309,669
==============================================================================================
FOR THE YEAR ENDED DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)        $    207,113   $    3,202    $   (9,420)    $    8,287
  Net realized and unrealized gains
    (losses)                                   634       97,354       (26,804)       186,584
                                      ------------   ----------    ----------     ----------
    Change in net assets resulting
      from operations                      207,747      100,556       (36,224)       194,871
                                      ------------   ----------    ----------     ----------
From capital transactions:
  Net premiums/deposits                 24,848,283    1,307,253     2,301,701      2,167,250
  Death benefits                           (15,275)     (19,978)      (13,846)        (7,421)
  Surrenders                              (198,856)     (15,885)      (12,264)       (37,904)
  Withdrawals                             (112,539)     (77,318)      (93,235)       (31,134)
  Transfers into (out of) subaccounts, net --
     Note 1
                                       (20,028,240)     348,351       830,154      1,482,837
                                      ------------   ----------    ----------     ----------
    Change in net assets resulting
      from capital transactions          4,493,373    1,542,423     3,012,510      3,573,628
                                      ------------   ----------    ----------     ----------
Increase in net assets                   4,701,120    1,642,979     2,976,286      3,768,499
Net assets at beginning of period          861,084       50,683       190,479        495,969
                                      ------------   ----------    ----------     ----------
NET ASSETS AT END OF PERIOD           $  5,562,204   $1,693,662    $3,166,765     $4,264,468
----------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                              $       1.00   $    15.27    $    10.92     $    25.42
==============================================================================================
UNITS OUTSTANDING AT END OF PERIOD       5,562,204      110,914       289,997        167,760
==============================================================================================


                                       FIDELITY
                                        ASSET       FIDELITY      FIDELITY
                                       MANAGER      INDEX 500    CONTRAFUND
FOR THE YEAR ENDED DECEMBER 31, 1999  PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------  --------------------------------------
From operations:
  Net investment income (loss)        $  132,967   $   (45,601)  $    62,252
  Net realized and unrealized gains
    (losses)                             360,225     3,443,825     1,676,921
                                      ----------   -----------   -----------
    Change in net assets resulting
      from operations                    493,192     3,398,224     1,739,173
                                      ----------   -----------   -----------
From capital transactions:
  Net premiums/deposits                1,838,108     7,195,871     4,291,826
  Death benefits                        (115,043)     (114,424)     (120,178)
  Surrenders                              (1,668)     (621,921)     (225,432)
  Withdrawals                            (50,538)     (357,810)     (115,676)
  Transfers into (out of) subaccount
    net -- Note 1
                                       1,464,890     4,065,763     2,549,528
                                      ----------   -----------   -----------
    Change in net assets resulting
      from capital transactions        3,135,749    10,167,479     6,380,068
                                      ----------   -----------   -----------
Increase in net assets                 3,628,941    13,565,703     8,119,241
Net assets at beginning of period      2,258,023    10,689,980     3,710,438
                                      ----------   -----------   -----------
NET ASSETS AT END OF PERIOD           $5,886,964   $24,255,683   $11,829,679
------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                              $    18.67   $    167.41   $     29.15
====================================
UNITS OUTSTANDING AT END OF PERIOD       315,317       144,888       405,821
====================================
FOR THE YEAR ENDED DECEMBER 31, 1998
------------------------------------
From operations:
  Net investment income (loss)        $   19,013   $   (22,378)  $     3,442
  Net realized and unrealized gains
    (losses)                             141,214     1,288,532       507,452
                                      ----------   -----------   -----------
    Change in net assets resulting
      from operations                    160,227     1,266,154       510,894
                                      ----------   -----------   -----------
From capital transactions:
  Net premiums/deposits                1,237,984     6,238,184     1,114,162
  Death benefits                          --           --            (10,449)
  Surrenders                              (1,620)      (50,773)      (23,821)
  Withdrawals                            (22,890)     (110,964)      (23,659)
  Transfers into (out of) subaccount
     Note 1
                                         616,956     2,784,494     1,814,245
                                      ----------   -----------   -----------
    Change in net assets resulting
      from capital transactions        1,830,430     8,860,941     2,870,478
                                      ----------   -----------   -----------
Increase in net assets                 1,990,657    10,127,095     3,381,372
Net assets at beginning of period        267,366       562,885       329,066
                                      ----------   -----------   -----------
NET ASSETS AT END OF PERIOD           $2,258,023   $10,689,980   $ 3,710,438
------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                              $    18.16   $    141.25   $     24.44
====================================
UNITS OUTSTANDING AT END OF PERIOD       124,340        75,681       151,818
====================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         THE                          THE
        ALGER            THE         ALGER                                    MFS
       AMERICAN         ALGER       AMERICAN        MFS                      GROWTH        MFS          MFS         SOGEN
        SMALL         AMERICAN       MIDCAP      EMERGING        MFS          WITH       LIMITED       TOTAL       OVERSEAS
    CAPITALIZATION     GROWTH        GROWTH       GROWTH       RESEARCH      INCOME      MATURITY      RETURN      VARIABLE
      PORTFOLIO       PORTFOLIO    PORTFOLIO      SERIES        SERIES       SERIES       SERIES       SERIES        FUND
----------------------------------------------------------------------------------------------------------------------------
     $   209,821     $   797,115   $  191,821   $   (70,170)  $  (10,995)  $  (33,005)  $   89,209   $   92,099   $   (2,716)
         877,579       2,623,150      550,917     3,333,425      762,397      169,842      (32,181)    (112,598)     937,133
     -----------     -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
       1,087,400       3,420,265      742,738     3,263,255      751,402      136,837       57,028      (20,499)     934,417
     -----------     -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
       1,066,895       5,221,581    1,384,117     2,740,437    1,024,522    1,191,276      261,437    1,432,338      411,295
         --              (52,193)      (9,196)       (5,257)     (33,341)      --          (11,410)    (175,729)      --
         (13,535)       (246,417)     (30,775)      (31,310)     (36,878)     (26,140)     (77,142)     (82,248)     (87,477)
         (33,248)       (208,410)     (38,843)      (34,437)     (35,053)     (59,788)     (22,640)     (61,388)     (73,467)
         222,844       5,544,308      642,592     1,911,677    1,312,541    1,605,262      746,199    1,874,729       99,935
     -----------     -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
       1,242,956      10,258,869    1,947,895     4,581,110    2,231,791    2,710,610      896,444    2,987,702      350,286
     -----------     -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
       2,330,356      13,679,134    2,690,633     7,844,365    2,983,193    2,847,447      953,472    2,967,203    1,284,703
       1,601,255       5,444,900    1,173,004     2,923,811    1,678,171    2,385,418    1,031,558    1,893,187    2,038,462
     -----------     -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
     $ 3,931,611     $19,124,034   $3,863,637   $10,768,176   $4,661,364   $5,232,865   $1,985,030   $4,860,390   $3,323,165
----------------------------------------------------------------------------------------------------------------------------
     $     55.15     $     64.38   $    32.23   $     37.94   $    23.34   $    21.31   $     9.81   $    17.75   $    14.18
============================================================================================================================
          71,289         297,049      119,877       283,821      199,716      245,559      202,348      273,825      234,356
============================================================================================================================
----------------------------------------------------------------------------------------------------------------------------
     $   115,699     $   307,440   $   18,386   $   (10,989)  $   (1,475)  $  (16,356)  $   (7,862)  $   12,833   $  (24,005)
           2,409         766,562      131,442       548,478      172,413      234,577      (11,034)      69,285      (64,492)
     -----------     -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
         118,108       1,074,002      149,828       537,489      170,938      218,221      (18,896)      82,118      (88,497)
     -----------     -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
       1,012,659       2,385,652      456,073       845,164      586,011    1,164,678      743,654      968,524    1,098,070
          (3,193)        --            (3,436)      --            --           (4,023)      (7,699)      --           (3,348)
         (27,136)        (13,467)      --            (9,089)      (1,253)      --           (6,502)      (7,865)     (16,724)
         (16,711)        (33,198)      (1,155)      (24,319)     (11,140)     (17,911)      (6,087)     (11,868)     (21,157)
         321,797       1,782,528      529,267     1,432,918      777,200      805,436      245,382      602,434      317,226
     -----------     -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
       1,287,416       4,121,515      980,749     2,244,674    1,350,818    1,948,180      968,748    1,551,225    1,374,067
     -----------     -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
       1,405,524       5,195,517    1,130,577     2,782,163    1,521,756    2,166,401      949,852    1,633,343    1,285,570
         195,731         249,383       42,427       141,648      156,415      219,017       81,706      259,844      752,892
     -----------     -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
     $ 1,601,255     $ 5,444,900   $1,173,004   $ 2,923,811   $1,678,171   $2,385,418   $1,031,558   $1,893,187   $2,038,462
----------------------------------------------------------------------------------------------------------------------------
     $     43.97     $     53.22   $    28.87   $     21.47   $    19.05   $    20.11   $    10.16   $    18.12   $    10.07
============================================================================================================================
          36,417         102,309       40,631       136,181       88,093      118,618      101,531      104,481      202,429
============================================================================================================================


      VAN ECK
     WORLDWIDE     VAN ECK
       HARD       EMERGING
      ASSETS       MARKETS
       FUND         FUND
---  -----------------------
     $   (668)   $    (8,211)
       48,357        516,095
     --------    -----------
       47,689        507,884
     --------    -----------
      150,522        195,914
        --           --
       (8,640)       --
       (1,989)       (15,623)
       35,073         (6,561)
     --------    -----------
      174,966        173,730
     --------    -----------
      222,655        681,614
      141,143        401,475
     --------    -----------
     $363,798    $ 1,083,089
---
     $  10.96    $     14.26
===
       33,193         75,953
===
---
     $  4,608    $    (2,674)
      (40,765)      (109,753)
     --------    -----------
      (36,157)      (112,427)
     --------    -----------
      128,466        348,583
        --           --
      (20,009)        (3,769)
       (1,198)        (4,392)
       61,004        156,590
     --------    -----------
      168,263        497,012
     --------    -----------
      132,106        384,585
        9,037         16,890
     --------    -----------
     $141,143    $   401,475
---
     $   9.20    $      7.12
===
       15,342         56,387
===

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 JANUS                                      JANUS          JANUS         JANUS
                                                 ASPEN          JANUS         JANUS         ASPEN          ASPEN         ASPEN
                                                CAPITAL         ASPEN         ASPEN       FLEXIBLE     INTERNATIONAL   WORLD WIDE
                                              APPRECIATION      GROWTH       BALANCED      INCOME         GROWTH         GROWTH
   FOR THE YEAR ENDED DECEMBER 31, 1999        PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)                 $  (19,876)    $   (5,105)   $   (4,713)   $   (324)      $   (664)     $   (3,010)
  Net realized and unrealized gains
    (losses)                                    1,779,858        305,014       223,405       2,109        107,623         339,397
                                               ----------     ----------    ----------    --------       --------      ----------
    Change in net assets resulting from
      operations                                1,759,982        299,909       218,692       1,785        106,959         336,387
                                               ----------     ----------    ----------    --------       --------      ----------
From capital transactions:
  Net premiums/deposits                         6,485,581      2,588,038     3,367,893     204,092        617,608       2,407,678
  Death benefits                                  --              --            --           --            --              --
  Surrenders                                      (11,563)        (9,539)       --           --            --              (8,172)
  Withdrawals                                     (11,346)       (12,696)       (5,771)      --              (228)         (2,401)
  Transfers into (out of) subaccounts, net -- Note 1
                                                  --              --            --           --            --                   3
                                               ----------     ----------    ----------    --------       --------      ----------
    Change in net assets resulting from
      capital
      transactions                              6,462,672      2,565,803     3,362,122     204,092        617,380       2,397,108
                                               ----------     ----------    ----------    --------       --------      ----------
Increase in net assets                          8,222,654      2,865,712     3,580,814     205,877        724,339       2,733,495
Net assets at beginning of period                 --              --            --           --            --              --
                                               ----------     ----------    ----------    --------       --------      ----------
NET ASSETS AT END OF PERIOD                    $8,222,654     $2,865,712    $3,580,814    $205,877       $724,339      $2,733,495
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD      $    33.17     $    33.65    $    27.92    $  11.42       $  38.67      $    47.75
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                247,894         85,162       128,253      18,028         18,731          57,246
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Flexible Premium Deferred Annuity Contract ("Contract"). Under the terms of the Contract, contractholders select where the net purchase payments of the Contract are invested. The contractholder may choose to invest in either the Variable Account, the Guaranteed Interest Option Separate Account ("GIO Account") or both the Variable Account and the GIO Account.

     The Variable Account currently offers 24 subaccounts each of which invests in shares of corresponding funds (Funds), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

FEDERATED ADVISERS:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Variable Insurance Products Fund Equity-Income
    Portfolio ("Fidelity Equity-Income Portfolio")
  Fidelity Variable Insurance Products Fund II Asset
    Manager Portfolio ("Fidelity Asset Manager Portfolio") Fidelity Variable Insurance Products Fund II Index 500
    Portfolio ("Fidelity Index 500 Portfolio")
  Fidelity Variable Insurance Products Fund II Contrafund
    Portfolio ("Fidelity Contrafund Portfolio")
FRED ALGER MANAGEMENT, INC.:
  The Alger American Small Capitalization Portfolio
  The Alger American Growth Portfolio
  The Alger American MidCap Growth Portfolio
------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS Limited Maturity Series (closed to new investments)
  MFS Total Return Series
SOCIETE GENERALE ASSET MANAGEMENT CORP.:
  SoGen Overseas Variable Fund
VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Emerging Markets Fund
JANUS CAPITAL CORPORATION - INSTITUTIONAL CLASS
  Janus Aspen Capital Appreciation Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen Balanced Portfolio
  Janus Aspen Flexible Income Portfolio
  Janus Aspen International Growth Portfolio
  Janus Aspen World Wide Growth Portfolio

     The MFS Limited Maturity Series subaccount is no longer available for new allocations as of May 1, 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The GIO Account is also a separate account of VFL. Through the guaranteed interest option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the guaranteed interest option do not participate in the investment performance of the GIO Account and this performance does not determine the GIO Account value or benefits relating thereto.

     The assets of the GIO Account and the Variable Account are segregated from other VFL assets and from the General Account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the Contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the GIO Account, or transfer all or part of the GIO Account value to any subaccounts. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. Separate financial statements are not prepared for the GIO Account and the accompanying financial statements do not reflect amounts invested in the GIO Account.
--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds and are recognized on the date of record.

     REALIZED GAINS AND LOSSES -- Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares of the Funds held by the subaccount and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NOTE 3. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.

     An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the contract value is below $50,000. This fee is to cover a portion of VFL's administrative expenses related to the contracts.

     VFL deducts a daily administration charge from the assets of the subaccounts on each Contract to compensate it for a portion of the expenses it incurs in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

     VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be applied to the GIO Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 4. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses of each of the Funds that the Variable Account participates in, that the mutual Funds satisfy the diversification requirement of the regulations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

     We have audited the accompanying statement of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Account") as of December 31, 1999, the statements of operations for the year ended December 31, 1999, and changes in net assets for the two years ended December 31, 1999. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth with Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets, Van Eck Emerging Markets Fund, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen International Growth Portfolio and Janus Aspen World Wide Growth Portfolio. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1999, the results of their operations for the year ended December 31, 1999, and the changes in their net assets for the two years ended December 31, 1999, are in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Chicago, Illinois
February 24, 2000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       MANAGEMENT'S DISCUSSION OF IMPACT OF YEAR 2000 ON VARIABLE ACCOUNT
--------------------------------------------------------------------------------

     Separate Account does not maintain any systems, it relies on the systems of CNA and the systems of other business partners.

     CNA believes that it has successfully resolved the Year 2000 issue. There were no problems observed that would affect the normal processing of CNA business. No significant processing or other computer problems related to Year 2000 have arisen at CNA nor in any of the systems of the Separate Account business partners. Going forward, CNA does not expect any Year 2000 systems processing problems that would have a material impact on the results of operations or equity of CNA or of the Separate Account.

--------------------------------------------------------------------------------

The principal underwriter of this
product is CNA Investor Services, Inc.,
a registered broker-dealer and member of the National Association of Securities
Dealers. CNA Investor Services, Inc., is an affiliate of CNA Financial
Corporation. CNA annuities are issued by the Valley Forge Life Insurance Company, one of the CNA companies.


CNA is a registered service mark of CNA
Financial Corporation. The policy form
numbers for this product are: V100-1128A
Series, V100-1129-A Series, P4-119913A
Series and P4-119914A Series. The CNA
Capital Select Variable Annuity is not
available in all states.

MAILING ADDRESS:
CNA Insurance Companies
Variable Product Team
P.O. Box 305139
Nashville TN 37230-5139





CNA
FOR ALL THE COMMITMENTS YOU MAKE
AG-132666-B    2/00 Printed in USA